Leases (Tables)	12 Months Ended
May. 31, 2015
Leases [Abstract]
Analysis Of Rent Expense
An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2015	2014	2013
Restaurant minimum rent	$167.0	$146.4	$125.8
Restaurant rent averaging expense	16.7	26.9	24.2
Restaurant percentage rent	7.7	6.6	6.0
Other	3.5	5.5	5.6
Total rent expense	$194.9	$185.4	$161.6

Annual Future Lease Commitments
The annual future lease commitments under capital lease obligations and noncancelable operating and financing leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 31, 2015 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Financing	Operating
2016	$5.7	$6.6	$189.8
2017	5.9	6.8	180.1
2018	6.0	6.9	165.6
2019	6.1	7.0	147.2
2020	6.1	7.2	128.7
Thereafter	55.0	117.7	360.9
Total future lease commitments	$84.8	$152.2	$1,172.3
Less imputed interest (at 6.5%), (various)	(30.3)	(76.9)
Present value of future lease commitments	$54.5	$75.3
Less current maturities	(2.4)	(1.2)
Obligations under capital and financing leases, net of current maturities	$52.1	$74.1